Other Current Assets (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [Abstract]
Interest receivable	$ 9,728	$ 9,269
Prepaid expenses and vendor down payments	3,409	5,499
Due from Government institutions and income tax receivables	11,677	5,457
Other	990	1,122
Other current assets	$ 25,804	$ 21,347